Supplemental Condensed Consolidating Financial Information - Condensed Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 5,567	$ 5,199	$ 6,355	$ 4,010
Receivables	23,338	21,933
Inventories, net	7,410	6,260
Property, plant and equipment, net	7,090	6,154
Equipment on operating leases	1,059	821
Investments in unconsolidated subsidiaries and affiliates	645	594
Goodwill and intangibles	3,314	3,290
Other	5,420	4,714
Total Assets	53,843	48,965
Liabilities and equity:
Debt	29,866	27,052
Trade payables	7,369	6,389
Other liabilities	11,653	10,699
Total equity	4,955	4,825	4,857	4,559
TOTAL EQUITY AND LIABILITIES	53,843	48,965
CNH Industrial N.V. [Member]
Assets:
Cash and cash equivalents	1	105	602	1,101
Deposits in subsidiaries' cash management pools		69
Receivables	72	2,191
Investments in unconsolidated subsidiaries and affiliates	239	209
Investments in consolidated subsidiaries	10,937	6,716
Goodwill and intangibles	2	1
Other	147	195
Total Assets	11,398	9,486
Liabilities and equity:
Debt	5,321	4,537
Trade payables	23	14
Other liabilities	1,153	1,011
Total equity	4,901	3,924
TOTAL EQUITY AND LIABILITIES	11,398	9,486
Case New Holland Inc. [Member]
Assets:
Cash and cash equivalents		200		892
Receivables	1,242	796
Investments in consolidated subsidiaries	6,288	5,081
Other	29	164
Total Assets	7,559	6,241
Liabilities and equity:
Debt	4,872	4,841
Trade payables	98	4
Other liabilities	132	(13)
Total equity	2,457	1,409
TOTAL EQUITY AND LIABILITIES	7,559	6,241
Guarantor Subsidiaries [Member]
Assets:
Cash and cash equivalents	42	32	92	156
Deposits in subsidiaries' cash management pools	3,739	2,876
Receivables	5,934	5,192
Inventories, net	2,096	1,763
Property, plant and equipment, net	1,293	1,151
Investments in unconsolidated subsidiaries and affiliates	1	2
Investments in consolidated subsidiaries	1,967	2,546
Goodwill and intangibles	2,761	2,755
Other	1,500	1,364
Total Assets	19,333	17,681
Liabilities and equity:
Debt	3,355	3,589
Trade payables	3,085	2,491
Other liabilities	4,217	4,159
Total equity	8,676	7,442
TOTAL EQUITY AND LIABILITIES	19,333	17,681
All Other Subsidiaries [Member]
Assets:
Cash and cash equivalents	5,524	4,862	5,661	1,861
Receivables	35,328	32,692
Inventories, net	5,314	4,497
Property, plant and equipment, net	5,797	5,003
Equipment on operating leases	1,059	821
Investments in unconsolidated subsidiaries and affiliates	405	383
Investments in consolidated subsidiaries	1,589	1,010
Goodwill and intangibles	551	534
Other	4,846	3,973
Total Assets	60,413	53,775
Liabilities and equity:
Debt	35,775	33,533
Trade payables	7,612	6,259
Other liabilities	7,324	6,580
Total equity	9,702	7,403
TOTAL EQUITY AND LIABILITIES	60,413	53,775
Eliminations [Member]
Assets:
Deposits in subsidiaries' cash management pools	(3,739)	(2,945)
Receivables	(19,238)	(18,938)
Investments in consolidated subsidiaries	(20,781)	(15,353)
Other	(1,102)	(982)
Total Assets	(44,860)	(38,218)
Liabilities and equity:
Debt	(19,457)	(19,448)
Trade payables	(3,449)	(2,379)
Other liabilities	(1,173)	(1,038)
Total equity	(20,781)	(15,353)
TOTAL EQUITY AND LIABILITIES	$ (44,860)	$ (38,218)